Cover	Sep. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2023
Entity File Number	001-41643
Entity Registrant Name	Trio Petroleum Corp.
Entity Central Index Key	0001898766
Entity Tax Identification Number	87-1968201
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	411 Blackhawk Plaza Circle
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Danville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94506
City Area Code	(661)
Local Phone Number	324-1122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TPET
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable